SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Property, Plant and Equipment	Assets are being depreciated over estimated useful lives of three to 10 years using the straight-line method, as presented in the table below, commencing when the asset is placed in service. Leasehold improvements are depreciated over the shorter of the remainder of the lease term or the life of the improvements. Upon retirement or disposal, the cost of the asset disposed of and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in income. Expenditures for repairs and maintenance are expensed as incurred.
Useful Lives
in Years
Manufacturing machinery and equipment	5 - 10
Furniture, fixtures, computer hardware/software	3 - 7
Leasehold improvements	life of lease

Future Amortization of Patents	As of December 31, 2021, future amortization of patents is expected as follows:
2022	$19,169
2023	19,168
2024	6,493
2025	185
2026	-
$45,015

Deferred Revenue	Deferred revenue was as follows:
Balance as of January 1, 2020	$-
Additions	307,500
Recognized as revenue	-
Balance as of December 31, 2020	307,500
Additions	22,500
Recognized as revenue	(307,500)
Balance as of December 31, 2021	$22,500